Schedule of Amounts Receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Trade and other receivables [abstract]
Accounts receivable	$ 1,403,781	$ 4,207,739	$ 703,140
GST receivable	46,642	71,284
Interest receivable	44,339	52,538
Due from related parties	35,295	3,913	4,173
Other	63,288	2,351	2,492
Amounts receivable	$ 1,593,345	$ 4,337,825	$ 709,805	$ 773,311